ACCOUNTING STANDARDS AND BASIS OF PREPARATION - (Details)	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Conversion factor to calculate inflation adjustment	283.4442	225.5370	184.2552	144.8053